Annual Total Returns (Vanguard Value Index Fund - Admiral Shares Participant:) (Vanguard Value Index Fund, Vanguard Value Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Annual Total Return
2014	13.18%
2013	33.05%
2012	15.18%
2011	1.14%
2010	14.45%
2009	19.72%
2008	(35.90%)
2007	0.18%
2006	22.27%
2005	7.20%